Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash at bank	€ 97,323	€ 119,606	€ 26,028
Cash equivalents	4,981	7,967	114,839
Total	€ 102,304	€ 127,573	€ 140,867	€ 196,028